BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES - Measured at fair value (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Assets	$ 74.2	$ 35.1
Liabilities	11.5	33.0
Financial instruments	502.2	507.8
Financial assets/ liabilities measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial instruments	3,455.2	7,623.1
Financial assets/ liabilities at fair value through profit and loss
Disclosure of detailed information about financial instruments [line items]
Financial instruments	2.8	9.6
Borrowings | Financial assets/ liabilities measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial instruments	2,066.1
Borrowings | Financial assets/ liabilities at fair value through profit and loss
Disclosure of detailed information about financial instruments [line items]
Financial instruments	2,048.1
Level 1
Disclosure of detailed information about financial instruments [line items]
Assets	0.0	0.0
Liabilities	0.0	0.0
Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	24.6	16.5
Liabilities	11.5	33.0
Level 3
Disclosure of detailed information about financial instruments [line items]
Assets	49.6	18.6
Liabilities	0.0	0.0
Financial assets/ liabilities at fair value through profit and loss
Disclosure of detailed information about financial instruments [line items]
Assets	8.5	7.2
Liabilities	2.8	9.6
Financial assets/ liabilities at fair value through profit and loss | Level 1
Disclosure of detailed information about financial instruments [line items]
Assets	0.0	0.0
Liabilities	0.0	0.0
Financial assets/ liabilities at fair value through profit and loss | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	8.5	7.2
Liabilities	2.8	9.6
Financial assets/ liabilities at fair value through profit and loss | Level 3
Disclosure of detailed information about financial instruments [line items]
Assets	0.0	0.0
Liabilities	0.0	0.0
Derivative financial instruments used in cash flow hedge accounting
Disclosure of detailed information about financial instruments [line items]
Assets	16.1	9.3
Liabilities	8.7	23.4
Derivative financial instruments used in cash flow hedge accounting | Level 1
Disclosure of detailed information about financial instruments [line items]
Assets	0.0	0.0
Liabilities	0.0	0.0
Derivative financial instruments used in cash flow hedge accounting | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	16.1	9.3
Liabilities	8.7	23.4
Derivative financial instruments used in cash flow hedge accounting | Level 3
Disclosure of detailed information about financial instruments [line items]
Assets	0.0	0.0
Liabilities	0.0	0.0
Other non-current financial assets at fair value through OCI
Disclosure of detailed information about financial instruments [line items]
Assets	49.6	18.6
Other non-current financial assets at fair value through OCI | Level 1
Disclosure of detailed information about financial instruments [line items]
Assets	0.0	0.0
Other non-current financial assets at fair value through OCI | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	0.0	0.0
Other non-current financial assets at fair value through OCI | Level 3
Disclosure of detailed information about financial instruments [line items]
Assets	$ 49.6	$ 18.6